Segment Information - Geographical and Long Lived Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 1,248,046	$ 1,082,040	$ 4,491,531	$ 4,147,270	$ 4,262,584
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues			2,713,147	2,577,084	2,632,586
Long-Lived Assets			7,867,841	7,818,059	7,862,262
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues			294,675	247,667	274,931
Long-Lived Assets			914,732	838,491	755,859
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues			252,385	224,860	243,033
Long-Lived Assets			562,911	556,120	556,591
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues			148,431	133,815	143,511
Long-Lived Assets			528,703	575,862	530,755
Remaining Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues			1,082,893	963,844	968,523
Long-Lived Assets			$ 3,134,577	$ 3,090,948	$ 2,875,010